Consolidated Statement of Comprehensive Income ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Income Statement [Abstract]
Profit for the year	₨ 1,257,945	$ 16,594	₨ 1,531,862	₨ 705,377
Items that will not be reclassified to profit or loss
Remeasurements of the net defined benefit liability/asset	(21,985)	(290)	5,179	10,816
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	8,900	117	(8,415)	28,188
Total other comprehensive income, net of taxes	(13,085)	(173)	(3,236)	39,004
Total comprehensive income	1,244,860	16,421	1,528,626	744,381
Total comprehensive income attributable to:
Equity holders of the Company	1,244,860	16,421	1,528,626	744,381
Non-controlling interest
Total comprehensive income	₨ 1,244,860	$ 16,421	₨ 1,528,626	₨ 744,381